Share-based compensation - Summary of Option Activity (Detail) - $ / shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Share-based Payment Arrangement [Abstract]
Number of shares under option plan, Beginning balance	3,028,858
Number of shares under option plan, Granted	1,387,100
Number of shares under option plan, Exercised	150,000
Number of shares under option plan, Ending balance	4,265,958	3,028,858
Number of shares under option plan, Exercisable at June 30, 2021	2,495,621
Number of shares under option plan, Vested and expected to vest at June 30, 2021	4,265,958
Weighted-average exercise price per option, Beginning balance	$ 1.95
Weighted-average exercise price per option, Granted	10.63
Weighted-average exercise price per option, Exercised	1.57
Weighted-average exercise price per option, Ending balance	4.73	$ 1.95
Weighted-average exercise price per option, Exercisable at June 30, 2021	2.18
Weighted- average exercise price per option Vested and expected to vest at June 30, 2021	$ 4.73
Weighted- Average Remaining Contractual Life (years)	8 years 2 months 12 days	8 years 7 months 6 days
Weighted- average remaining contractual life Exercisable at June 30, 2021	7 years 7 months 6 days
Weighted- average remaining contractual life Vested and expected to vest at June 30, 2021	8 years 2 months 12 days